Income taxes (Details 1) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Deferred Tax Assets
Start-up costs	$ 196,978	$ 196,978
Inventory	(124,590)	124,590
Biological asset fair value adjustment
Net operating loss carry-forwards	2,503,436	1,369,512
Share issuance costs
IFRS Adjustments	(209,847)	28,254
Amortization/Depreciation expenses	474,689	351,345
Transaction costs	965,356	919,825
Technology impairment	429,122	429,122
Debt restructure	125,953	125,953
Various derivative and unrealized gain/loss	432,457	73,350
Allowance for doubtful accounts
Gross deferred tax assets before tax not recognized	4,793,553	3,618,929
Deferred taxes not recognized	(4,793,553)	(3,618,929)
Net deferred tax assets